INTEREST IN OTHER ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
Interest In Other Entities
Significant subsidiaries, associates and joint operations
		December	December	Fiscal
	Place	31, 2020	31, 2019	2020
	Of	Ownership	Ownership	Participating	Accounting
	Business	Interest (1)	Interest (1)	Interest (2)	Method
Subsidiaries
Denison Mines Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison AB Holdings Corp.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Waterbury Corp	Canada	100.00%	100.00%	N/A	Consolidation
9373721 Canada Inc.	Canada	100.00%	100.00%	N/A	Consolidation
Denison Mines (Bermuda) I Ltd	Bermuda	100.00%	100.00%	N/A	Consolidation

Joint Operations
Waterbury Lake Uranium Corp	Canada	60.00%	60.00%	100%	Voting Share (3)
Waterbury Lake Uranium LP	Canada	66.90%	66.57%	100%	Voting Share (3)

Key Contractual Arrangements
Wheeler River Joint Venture	Canada	90.00%	90.00%	90.00%	Denison Share (3)
Midwest Joint Venture	Canada	25.17%	25.17%	25.17%	Denison Share (3)
Mann Lake Joint Venture	Canada	30.00%	30.00%	N/A (4)	Denison Share (3)
Wolly Joint Venture	Canada	21.89%	21.89%	N/A (4)	Denison Share (3)
McClean Lake Joint Venture	Canada	22.50%	22.50%	22.50%	Denison Share (3)

(1)	Ownership Interest represents Denison’s percentage equity / voting interest in the entity or contractual arrangement;

(2)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation or contractual arrangement. This percentage can differ from ownership interest in instances where other parties to the arrangement have carried interests, they are earning-in to the arrangement, or they are diluting their interest in the arrangement (provided the arrangement has dilution provisions therein);

(3)	Denison Share is where Denison accounts for its share of assets, liabilities, revenues and expenses in accordance with the specific terms within the contractual arrangement. – this can be by using either its ownership interest (i.e. Voting Share) or its participating interest (i.e. Funding Share), depending on the arrangement terms. The Voting Share and Funding Share approaches produce the same accounting result when the Company’s ownership interest and participating interests are equal;

(4)	The participating interest for 2020 for these arrangements is shown as Not Applicable as there were no approved spending programs carried out during fiscal 2020.